Income Tax - Major Components of Income Tax Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current income tax:
Current income tax charge	$ 3,376	$ 1,699	$ 4,068
Previously unrecognized tax loss used to reduce current income tax	(89)		(128)
Adjustments for current income tax of prior years	(1)	(16)	1
Total current income tax	3,286	1,683	3,941
Deferred tax expenses/(benefits):
Relating to origination and reversal of temporary differences	782	374	243
Previously unrecognized tax loss used to reduce deferred tax expenses	(52)		(298)
Total deferred tax expenses/(benefits)	730	374	(55)
Income tax expense reported in the income statement	4,016	2,057	3,886
Deferred tax related to items recognized in other comprehensive income during the year:
Change in fair value of equity instrument, Recognized during the year	(358)	334	(84)
Net loss on actuarial gains and losses, Recognized during the year	40	(345)	(82)
Income tax benefits charged to other comprehensive (loss) income	$ (318)	$ (11)	$ (166)